Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Revenue	$ 2,202,043		$ 1,845,372		$ 1,436,421
Expenses:
Direct operating	1,502,977	[1]	1,283,351	[1]	1,000,941	[1]
Marketing	27,635		29,004		23,836
Research and development	13,913		11,557		7,437
General and administrative	210,235		163,357		128,629
Depreciation and other	179,147	[1]	145,478	[1]	123,687	[1]
Amortization of intangible assets	5,378		2,740		3,305
Litigation settlement	0		0		5,379
Total expenses	1,939,285		1,635,487		1,293,214
Operating income	262,758		209,885		143,207
Other income (expense):
Income (loss) from equity method investments, net (Note 5)	(5,184)		(1,591)		0
Interest expense, net	(15,648)		(23,822)		(34,705)
Other, net	(180)		256		424
Total other income (expense)	(21,012)		(25,157)		(34,281)
Income from continuing operations before income taxes	241,746		184,728		108,926
Income tax expense	(91,516)		(69,777)		(43,032)
Income from continuing operations	150,230		114,951		65,894
Loss from discontinued operations, net of tax	0		(11,068)		(14,886)
Net income	150,230		103,883		51,008
Other comprehensive income (Note 14):
Foreign currency translation adjustment	1,048		(255)		(1,737)
Reclassification of interest rate hedges to interest expense	0		896		4,477
Loss on short-term investments	0		(20)		10
Income tax expense related to items of other comprehensive income	0		(342)		(1,618)
Other comprehensive income, net of tax	1,048		279		1,132
Comprehensive income	$ 151,278		$ 104,162		$ 52,140
Basic earnings (loss) per share:
Continuing operations	$ 4.96		$ 3.76		$ 2.11
Discontinued operations	$ 0		$ (0.36)		$ (0.48)
Basic earnings per share	$ 4.96		$ 3.40		$ 1.63
Diluted earnings (loss) per share:
Continuing operations	$ 4.67		$ 3.61		$ 2.03
Discontinued operations	$ 0		$ (0.35)		$ (0.46)
Diluted earnings per share	$ 4.67		$ 3.26		$ 1.57
Weighted average shares used in basic per share calculations	30,305		30,520		31,268
Weighted average shares used in diluted per share calculations	32,174		31,869		32,397

[1]	“Direct operating” excludes depreciation and other of $127.2 million, $121.2 million, and $110.0 million for 2012, 2011, and 2010 respectively.